Structured entities - Unconsolidated structured entities (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Unconsolidated structured entities
Unconsolidated structured entities
Liquidity facilities/loan commitments	£ 1,686	£ 1,916
Maximum exposure	8,127	10,450
Unconsolidated structured entities | Held-for-trading | Derivatives
Unconsolidated structured entities
Liabilities recognised related to structured entities	(340)	(158)
Unconsolidated structured entities | Held-for-trading
Unconsolidated structured entities
Assets recognised related to structured entities	482	874
Unconsolidated structured entities | Held-for-trading | Derivatives
Unconsolidated structured entities
Assets recognised related to structured entities	457	220
Unconsolidated structured entities | Other than held-for-trading
Unconsolidated structured entities
Assets recognised related to structured entities	5,959	7,660
Unconsolidated structured entities | Other than held-for-trading | Loans to customers - amortised cost
Unconsolidated structured entities
Assets recognised related to structured entities	1,897	2,180
Asset backed securitisation vehicles
Unconsolidated structured entities
Liquidity facilities/loan commitments	1,482	1,619
Maximum exposure	7,215	9,338
Asset backed securitisation vehicles | Held-for-trading | Derivatives
Unconsolidated structured entities
Liabilities recognised related to structured entities	(319)	(154)
Asset backed securitisation vehicles | Held-for-trading
Unconsolidated structured entities
Assets recognised related to structured entities	441	802
Asset backed securitisation vehicles | Held-for-trading | Derivatives
Unconsolidated structured entities
Assets recognised related to structured entities	441	196
Asset backed securitisation vehicles | Other than held-for-trading
Unconsolidated structured entities
Assets recognised related to structured entities	5,292	6,917
Asset backed securitisation vehicles | Other than held-for-trading | Loans to customers - amortised cost
Unconsolidated structured entities
Assets recognised related to structured entities	1,400	1,544
Investment funds and other
Unconsolidated structured entities
Liquidity facilities/loan commitments	204	297
Maximum exposure	912	1,112
Investment funds and other | Held-for-trading | Derivatives
Unconsolidated structured entities
Liabilities recognised related to structured entities	(21)	(4)
Investment funds and other | Held-for-trading
Unconsolidated structured entities
Assets recognised related to structured entities	41	72
Investment funds and other | Held-for-trading | Derivatives
Unconsolidated structured entities
Assets recognised related to structured entities	16	24
Investment funds and other | Other than held-for-trading
Unconsolidated structured entities
Assets recognised related to structured entities	667	743
Investment funds and other | Other than held-for-trading | Loans to customers - amortised cost
Unconsolidated structured entities
Assets recognised related to structured entities	497	636
Secured | Unconsolidated structured entities | Other than held-for-trading
Unconsolidated structured entities
Assets recognised related to structured entities	4,062	5,480
Secured | Asset backed securitisation vehicles | Other than held-for-trading
Unconsolidated structured entities
Assets recognised related to structured entities	3,892	5,373
Secured | Investment funds and other | Other than held-for-trading
Unconsolidated structured entities
Assets recognised related to structured entities	170	107
Equity shares | Unconsolidated structured entities | Held-for-trading
Unconsolidated structured entities
Assets recognised related to structured entities	365	812
Equity shares | Asset backed securitisation vehicles | Held-for-trading
Unconsolidated structured entities
Assets recognised related to structured entities	319	760
Equity shares | Investment funds and other | Held-for-trading
Unconsolidated structured entities
Assets recognised related to structured entities	£ 46	£ 52